Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
Schedule of subsidiaries related to non-controlling interests	The Group’s NCI relates to the following subsidiaries:

Figures in million – SA rand	Notes	2025	2024	2023
NCI of DRDGOLD	26.1	4,916	3,396	2,634
NCI of Keliber	26.1	(282)	908	237
NCI of Group Technical Security Management		7	6	6
Total NCI		4,641	4,310	2,877

Schedule of summarised financial information of subsidiary groups	The summarised financial information of DRDGOLD and Keliber is provided below. This information is based on amounts before intercompany eliminations.

Figures in million – SA rand	2025	2024	2023
DRDGOLD Limited
Revenue	9,129	7,068	5,816
Profit for the year	3,199	1,713	1,333
Total comprehensive income	3,510	1,707	1,348
Profit attributable to NCI	1,593	852	662
Net increase/(decrease) in cash and cash equivalents	1,073	(868)	(863)
Dividends paid	301	171	363
Non-current assets	11,697	8,673	5,523
Current Assets	2,951	1,620	2,751
Non-current liabilities	(2,988)	(2,021)	(1,329)
Current liabilities	(981)	(672)	(730)
Net assets	10,679	7,600	6,215

Figures in million – SA rand	2025	2024	2023
Keliber Oy
Revenue	—	—	—
(Loss)/profit for the year	(7,750)	552	(429)
Total comprehensive income	(7,437)	329	3
(Loss)/profit attributable to NCI	(1,250)	672	(352)
Net (decrease)/increase in cash and cash equivalents	(1,215)	(116)	145
Dividends paid	—	—	—
Non-current assets	9,266	10,995	5,000
Current Assets	1,235	2,782	2,511
Non-current liabilities	(9,814)	(6,152)	(1,219)
Current liabilities	(2,092)	(1,586)	(582)
Net (liabilities)/assets	(1,405)	6,039	5,710

Schedule of non controlling interest effect on accumulated profits	The table below summarises the above transactions that occurred during 2023 and the impact thereof on the equity attributable to the owners of Sibanye-Stillwater:

Figures in million – SA rand	2023

Rights issue and voluntary offers
Cash consideration paid on rights issue subscription by the Group	(1,009)
Payment eliminated on consolidation	1,009
Cash consideration received from rights issue subscription by NCI	1,096
Cash consideration paid by the Group to NCI on voluntary offer	(103)
Net cash received by the Group	993
Net reattribution of equity (accumulated profit and foreign currency translation reserve)	(596)
Net increase in equity attributable to the owners of Sibanye-Stillwater as a result of the transactions with Keliber shareholders	397
Increase in accumulated profit	463
Decrease in foreign currency translation reserve	(66)
Increase in NCI	700
Net increase in total equity as a result of the transactions with Keliber shareholders	1,097
The table below illustrates the effect of the remaining interest acquired in Century on equity attributable to the owners of Sibanye-Stillwater for the year ended 31 December 2023:

Figures in million – SA rand	2023

Consideration paid for acquiring the remaining 49.85% interest in Century	(906)
Carrying value of NCI	914
Total impact on equity attributable to owners of Sibanye-Stillwater[1]	8
1The amount includes R13 million increase on accumulated profit and R5 million decrease on other reserves in respect of foreign currency translation reserve